Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023
Significant Accounting Policies [Abstract]
Schedule of Potential Common Stock Outstanding

As of September 30, 2023 and June 30, 2023, the Company had the following potential Common Stock outstanding which were not included in the calculation of diluted net loss per Common Stock because inclusion thereof would be anti-dilutive:

	As of September 30, 2023	As of June 30, 2023
Series A Preferred Stock*	—	1,203,695
Series AA Preferred Stock*	—	25,277,591
Unvested early-exercised stock option*	—	2,633,082
Public warrant	2,215,000	—
Total	2,215,000	29,114,368

*        Giving retroactive effect to reverse recapitalization effected on September 29, 2023 to reflect exchange ratio of approximately 0.2407 as described in Note 3

As of June 30, 2023 and 2022, the Company had the following potential common stock outstanding which were not included in the calculation of diluted net loss per common stock because inclusion thereof would be anti-dilutive:
As of June 30, 2023
Series A Preferred Stock	5,000,000
Series AA Preferred Stock	105,000,000
Unvested early-exercised stock option	10,937,500
Total	120,937,500
As of June 30, 2022
Series A Preferred Stock	5,000,000
Series AA Preferred Stock	105,000,000
Unvested early-exercised stock option	14,825,000
Total	124,825,000